Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Borrowings [Abstract]
Schedule of Stated Maturities and Future Scheduled Principal Repayments

The following table summarizes the Company’s stated maturities and future scheduled principal repayments for the Amended Senior Note at June 30, 2025 (in thousands):

For the remainder of the year ending December 31,	Amount
2025	$-
2026	-
2027	11,960
Total debt principal payments	$11,960
Add: unamortized debt premium	1,049
Total Amended Senior Note	$13,009

The following table summarizes the Company’s stated debt maturities and future scheduled principal repayments for the Amended Senior Note as of December 31, 2024 (in thousands):

For the year ending December 31,	Amount
2025	$—
2026	—
2027	11,960
Total debt principal payments	11,960
Add: unamortized debt premium	$1,226
Total Amended Senior Notes	$13,186

Schedule of Convertible Notes

The following assumptions were used to calculate the fair value of the 2023 Convertible Notes as of December 31, 2023:

	Scenario 1	Scenario 2
Probability of each scenario(1)	90%	10%
Expected remaining term (years)(2)	0.5	0.76
Implied discount rate(3)	25.8%	25.8%

(1)	The probability of each scenario is based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.

(2)	The expected remaining term represents the period of time that Bridge Convertible Notes are expected to be converted.

(3)	The implied discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.